FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

February 1, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds II (the "Registrant")
File No.: 333-188521/811-22842
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Gurtin National Municipal Opportunistic Value Fund, the Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and the Gurtin California Municipal Intermediate Value Fund, dated February 1, 2017, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on January 26, 2017 (accession number 0001435109-17-000040).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant